Derivative Financial Instruments (Mortgage banking activities) (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative assets:
Total derivative assets		$ 473,374
Derivative used in Mortgage Banking Activities [Member]
Derivative assets:
Total derivative assets	7,063	13,943
Derivative liabilities:
Total derivative liabilities	(271)	(2,191)
Net derivative asset (liability)	6,792	11,752
Interest rate lock agreements [Member] | Derivative used in Mortgage Banking Activities [Member]
Derivative assets:
Total derivative assets	3,066	13,180
Derivative liabilities:
Total derivative liabilities	(231)	(33)
Forward trades and options [Member] | Derivative used in Mortgage Banking Activities [Member]
Derivative assets:
Total derivative assets	3,997	763
Derivative liabilities:
Total derivative liabilities	$ (40)	$ (2,158)